Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			$ 4,931,235	$ 5,059,968
Impairment	$ (99,000)	$ (118,000)	(296,000)	(99,000)	$ (118,000)
Disposal			0	(13,201)
Foreign currency translation			(4,563)	(16,532)
Segment realignment			0
Foreign currency translation after segment realignment			82,817
Balance at the end of the period	4,931,235	5,059,968	4,713,489	4,931,235	5,059,968
Goodwill, net
Cost						$ (4,713,489)	$ (5,984,231)
Accumulated impairment							(1,052,996)
Net of accumulated impairment loss	4,931,235	5,059,968	4,713,489	4,931,235	5,059,968	4,713,489	4,931,235
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,439,867	1,439,867
Impairment			(103,000)	0
Disposal				0
Foreign currency translation			0	0
Segment realignment			(1,336,867)
Balance at the end of the period	1,439,867	1,439,867	0	1,439,867	1,439,867
Goodwill, net
Cost						0	(2,153,867)
Accumulated impairment							(714,000)
Net of accumulated impairment loss	1,439,867	1,439,867	0	1,439,867	1,439,867	0	1,439,867
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,221,589	1,221,589
Impairment			0	0
Disposal				0
Foreign currency translation			0	0
Segment realignment			(1,221,589)
Balance at the end of the period	1,221,589	1,221,589	0	1,221,589	1,221,589
Goodwill, net
Cost						0	(1,225,682)
Accumulated impairment							(4,093)
Net of accumulated impairment loss	1,221,589	1,221,589	1,221,589	1,221,589	1,221,589	0	1,221,589
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,307,969	1,422,847
Impairment			(193,000)	(99,000)
Disposal				(13,201)
Foreign currency translation			(2,136)	(2,677)
Segment realignment			(1,112,833)
Balance at the end of the period	1,307,969	1,422,847	0	1,307,969	1,422,847
Goodwill, net
Cost						0	(1,641,187)
Accumulated impairment							(333,218)
Net of accumulated impairment loss	1,307,969	1,422,847	0	1,307,969	1,422,847	0	1,307,969
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,482,069	1,495,924
Impairment			0	0
Disposal				0
Foreign currency translation			(2,427)	(13,855)
Segment realignment			(1,479,642)
Balance at the end of the period	1,482,069	1,495,924	0	1,482,069	1,495,924
Goodwill, net
Cost						0	(1,483,754)
Accumulated impairment							(1,685)
Net of accumulated impairment loss	1,482,069	1,495,924	0	1,482,069	1,495,924	0	1,482,069
Global Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			0
Segment realignment			2,942,221
Foreign currency translation after segment realignment			55,118
Balance at the end of the period	0		2,997,339	0
Goodwill, net
Cost						(2,997,339)	0
Accumulated impairment							0
Net of accumulated impairment loss	0		2,997,339	0		2,997,339	0
Global Gaming
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			0
Disposal			(520,259)
Segment realignment			2,208,710
Foreign currency translation after segment realignment			27,699
Balance at the end of the period	0		1,716,150	0
Goodwill, net
Cost						(1,716,150)	0
Accumulated impairment							0
Net of accumulated impairment loss	0		1,716,150	0		1,716,150	0
Discontinued Operations
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			520,259	520,259
Disposal			(520,259)
Balance at the end of the period	520,259	520,259	0	520,259	520,259
Goodwill, net
Cost						0	(520,259)
Net of accumulated impairment loss	$ 520,259	$ 520,259	$ 0	$ 520,259	$ 520,259	$ 0	$ 520,259